Divestiture of Assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 16, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Divestiture Of Assets [Line Items]
Loss (gain) on disposition of assets		$ 7,233	$ (4,664)	$ (15,095)
Puerto Rico [Member]
Divestiture Of Assets [Line Items]
Non-cash consideration consisting of note receivable	$ 9,250
Cash on sale of assets	$ 3,000
Loss (gain) on disposition of assets		$ 7,809